CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2023	Oct. 31, 2022
CURRENT ASSETS:
Cash	$ 2,383	$ 2,508
Restricted cash	692,692	692,734
Short-term investments	26,797,081	26,179,662
Accounts receivable	18,960	51,202
Note receivable	0	7,500,000
Interest receivable	0	262,192
Due from related party	$ 0	$ 1,369
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 107,508	$ 168,957
Total Current Assets	27,618,624	34,858,624
NON-CURRENT ASSETS:
Note receivable	7,800,000	0
Property and equipment, net	6,280	8,688
Right-of-use assets, operating leases, net	54,870	143,438
Other non-current assets	0	20,078
Total Non-current Assets	7,861,150	172,204
Total Assets	35,479,774	35,030,828
CURRENT LIABILITIES:
Taxes payable	623,825	466,878
Salary payable	726,330	424,987
Accrued liabilities and other payables	481,801	384,893
Due to related parties	$ 1,173,510	$ 126,530
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating lease liabilities	$ 57,402	$ 90,800
Total Current Liabilities	3,062,868	1,494,088
NON-CURRENT LIABILITIES:
Operating lease liabilities - noncurrent portion	0	54,718
Total Non-current Liabilities	0	54,718
Total Liabilities	3,062,868	1,548,806
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Additional paid-in capital	44,108,774	42,663,012
Less: ordinary stock held in treasury, at cost; 0 share at October 31, 2023 and 2,000 shares at October 31, 2022	0	0
Accumulated deficit	(8,303,691)	(5,800,817)
Statutory reserve	275,150	226,253
Accumulated other comprehensive loss	(3,681,845)	(3,620,712)
Total TIAN RUIXIANG Holdings Ltd shareholders' equity	32,416,512	33,481,622
Non-controlling interest	394	400
Total Equity	32,416,906	33,482,022
Total Liabilities and Equity	35,479,774	35,030,828
Class A ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	16,874	12,636
Class B ordinary shares
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	$ 1,250	$ 1,250